Segment Information - Segment Information (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Segment Information [Line Items]
Investment income from cash and investments held in Trust Account	$ 1,065,740	$ 1,294,140
General and administrative expenses	(4,461,667)	(1,088,400)
Tax expenses	(162,656)	(481,621)
Other (expenses) income	(14,264,123)	441
Net loss	$ (17,822,706)	$ (819,410)